Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 245,908	$ 22,447,145
Advances to suppliers and other current assets	14,433,069	1,987,750
Other receivables	57,723	52,370
TOTAL CURRENT ASSETS	14,736,700	24,487,265
Property, plant and equipment, net	32,321,643	27,782,087
Right-of-use assets	6,151,204	6,648,370
Other non-current assets	29,017,886	14,167,421
TOTAL NON-CURRENT ASSETS	67,490,733	48,597,878
TOTAL ASSETS	82,227,433	73,085,143
CURRENT LIABILITIES
Accounts payable	4,259,820
Accrued expenses and other payables	3,037,092	3,119,562
Tax payable	1,012,103	2,736,145
Advances from customers	5,732,349	9,645,494
Loan payables	139,280	140,849
Lease liability-current	346,005	427,855
TOTAL CURRENT LIABILITIES	14,526,649	16,069,905
NON-CURRENT LIABILITIES
Lease liability-non-current	5,805,199	6,220,515
Other non-current liabilities	237,472	282,402
Amount due to related party	607,355	904,965
TOTAL NON-CURRENT LIABILITIES	6,650,026	7,407,882
TOTAL LIABILITIES	21,176,675	23,477,787
STOCKHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 51,750,000 shares and 50,000,000 shares issued as of September 30, 2023 and 2022, respectively	5,175	5,000
Additional paid-in capital	9,652,412	3,372,733
Retained earnings	55,559,561	49,099,917
Accumulated other comprehensive loss	(4,166,390)	(2,870,294)
Total stockholders’ equity	61,050,758	49,607,356
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 82,227,433	$ 73,085,143